Supplier Finance Arrangements - Summary of Ranges of Payment Due Dates (Details)	Dec. 31, 2024	Dec. 31, 2023
Bottom of Range
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities under supplier finance arrangement	1 day	1 day
Comparable trade payables that are not part of the supplier finance arrangement	45 days	45 days
Top of Range
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities under supplier finance arrangement	15 days	15 days
Comparable trade payables that are not part of the supplier finance arrangement	60 days	60 days